Net interest income - Interest Expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expenses [Abstract]
Interest from time deposits		$ 214,124,699	$ 133,194,794	$ 97,721,931
Interest from current and savings accounts deposits		41,268,363	27,903,262	7,939,125
UVA clause adjustment (1)	[1]	25,111,539	9,201,782	2,972,980
Interest from bank loans		8,698,548	5,197,404	4,101,585
Interest from other liabilities		673,415	1,644,297	7,828,166
Interest on the lease liability		621,630	903,203	1,098,215
Premium for reverse repurchase agreements		26,871	5,515	0
Other interest expense		6,223	8,320	275,315
TOTAL		$ 290,531,288	$ 178,058,577	$ 121,937,317

[1]	UVA: It is a unit of measure that is updated daily acco rd ing to the Reference Stabilization Coefficient (CER), based on the consumer price index.